Other receivables and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other receivables and prepaid expenses
Schedule of other receivables and prepaid expenses

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Research tax credit (1)	3,941	3,904
Value added tax	1,008	956
Prepaid expenses (2)	1,418	1,574
Suppliers – advances payment and debit balance	125	488
Receivable from CACEIS in relation with the exercises of BSA/BSPCE	2	4
Miscellaneous	42	8
Total other receivables and prepaid expenses	6,536	6,934
(1)	Research tax credit (CIR)

Subject to certain conditions (see Note 2.15), CIR is payable by the government in the year following its recognition when there is no taxable net income to be offset. Those conditions are met by Biophytis as of December 31, 2022.

CIR recorded for the years ended December 31, 2021 and December 31, 2022 are:

●	CIR 2021: €4,080 thousand; and
●	CIR 2022: €3,364 thousand.

In December 2021, a portion of the CIR receivables for 2021 was prefinanced with NEFTYS (see note 12).

In December 2022, a portion of the CIR receivables for 2022 was prefinanced with NEFTYS (see note 12).

(2)	Prepaid expenses mainly relate to research services provided by an external provider.